The Company and a Summary of its Significant Accounting Policies - Additional Information (Details)			3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 29, 2019	Jan. 01, 2019 USD ($)	Sep. 30, 2019 USD ($) shares	Sep. 30, 2018 USD ($) shares	Sep. 30, 2019 USD ($) Revenue_Stream Segment shares	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares
The Company and Summary of its Significant Accounting Policies [Line Items]
Conversion ratio of reverse stock split	0.5				0.5
Capital deficiency							$ 5,100,000
Description of reverse stock split of common stock					one-for-two
Accumulated deficit			$ 85,996,000		$ 85,996,000		71,377,000	$ 61,373,000
Negative operating cash flow					11,700,000
Depreciation expense			20,000	$ 19,000	58,000	$ 57,000	76,000	51,000
Disposal of plant or equipment			0	0	0	0	0	21,000
Impairment losses			0	0	0	0
Bank deposits			21,200,000		21,200,000		4,500,000
Insured amount by FDIC			250,000		$ 250,000		250,000
Number of revenue streams | Revenue_Stream					2
Deferred revenue			1,457,000		$ 1,457,000		1,552,000	1,312,000
Revenue practical expedient remaining performance obligation					true
Accounts receivable, net			814,000		$ 814,000		580,000	361,000
Number of operating segments | Segment					1
Stock-based compensation expense			700,000	$ 200,000	$ 1,200,000	$ 700,000	900,000	600,000
Compensation cost related to non-vested awards not yet recognized			500,000		$ 500,000		$ 1,100,000	$ 900,000
Weighted average term expected to be recognized					2 years 5 months 19 days		1 year 4 months 24 days	1 year 1 month 17 days
Fair value other assets measured on recurring basis			0		$ 0
Fair value liabilities measured on recurring basis			0		0		$ 0	$ 0
Accumulated change in fair value between the measurement dates			$ 100,000		$ 400,000		$ 400,000
Fair Value, Recurring Basis, Unobservable Input Reconciliation, Liability, Gain (Loss), Statement of Income [Extensible List]			us-gaap:OtherNonoperatingIncomeExpense		us-gaap:OtherNonoperatingIncomeExpense
Stock Options
The Company and Summary of its Significant Accounting Policies [Line Items]
Requisite service period					4 years
Conversion of Preferred Stock
The Company and Summary of its Significant Accounting Policies [Line Items]
Anti-dilutive equity instruments excluded from diluted net loss per common share | shares			615,385	1,524,122	615,385		1,524,122	1,017,583
Common Stock Warrants
The Company and Summary of its Significant Accounting Policies [Line Items]
Anti-dilutive equity instruments excluded from diluted net loss per common share | shares			4,226,785	1,435,315	4,226,785		1,177,486	1,625,030
Stock Options and Restricted Stock Units
The Company and Summary of its Significant Accounting Policies [Line Items]
Anti-dilutive equity instruments excluded from diluted net loss per common share | shares			964,995	982,760	964,995		1,000,587	723,384
Contract Revenue
The Company and Summary of its Significant Accounting Policies [Line Items]
Accounts receivable, net			$ 500,000		$ 500,000		$ 300,000	$ 100,000
Assay Revenue
The Company and Summary of its Significant Accounting Policies [Line Items]
Accounts receivable gross			400,000		400,000		300,000	300,000
Allowance for doubtful accounts			$ 100,000		$ 100,000		$ 100,000	$ 21,000
ASC 606
The Company and Summary of its Significant Accounting Policies [Line Items]
Increase in accumulated deficit		$ 45,000
Increase in deferred revenue		45,000
Adjustment to accumulated deficit to account for prior year		$ 45,000
Minimum
The Company and Summary of its Significant Accounting Policies [Line Items]
Useful life of the assets					2 years
Minimum | Restricted Stock Units
The Company and Summary of its Significant Accounting Policies [Line Items]
Requisite service period					2 years		2 years
Maximum
The Company and Summary of its Significant Accounting Policies [Line Items]
Useful life of the assets					5 years
Maximum | Restricted Stock Units
The Company and Summary of its Significant Accounting Policies [Line Items]
Requisite service period					4 years		4 years